Note 3 - Investment Securities Available for Sale - 10Q (Details) - Maturities of Debt Securities (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Maturities of Debt Securities [Abstract]
Within one year	$ 607	$ 175
Within one year	609	176
Within one year	2.11%
Due from one year to five years	20,661	17,600
Due from one year to five years	20,626	17,603
Due from one year to five years	2.17%
Due from five years to ten years	17,959	21,737
Due from five years to ten years	17,860	22,143
Due from five years to ten years	2.75%
Due after ten years	9,162	13,050
Due after ten years	9,125	13,403
Due after ten years	3.78%
Total	48,389	52,562	61,179
Total	$ 48,220	$ 53,325	$ 62,077
Total	2.69%